Revenues, 2015 Grant from the Michael J. Fox Foundation (Details) SFr in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 CHF (SFr)	Sep. 30, 2018 CHF (SFr)	Jun. 30, 2018 CHF (SFr)	Mar. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Sep. 30, 2017 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Mar. 31, 2017 CHF (SFr)	Dec. 31, 2018 CHF (SFr) Obligation Milestone	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Revenues [Abstract]
Recognized revenues	SFr 1,403	SFr 2,305	SFr 2,028	SFr 1,458	SFr 16,422	SFr 1,074	SFr 753	SFr 2,006	SFr 7,194	SFr 20,255	SFr 23,214
Grant from Michael J. Fox Foundation [Member]
Revenues [Abstract]
Number of milestones to achieve | Milestone									4
Period of performance and development									12 months
Number of performance obligations identified | Obligation									1
Total potential collaboration agreement value	SFr 380								SFr 380
Recognized revenues									300	SFr 100	SFr 0
FIH Study in H1 2019 [Member] | Grant from Michael J. Fox Foundation [Member]
Revenues [Abstract]
Recognized revenues									SFr 0